Certain Balance Sheet Items (Details 2) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]
Research and development expense				$ 66,606	$ 14,465
Compensation				0	139,394
Other	251,087	388,109	166,029	33,917	5,395
Total accrued expenses				$ 100,523	$ 159,254